Nature of Operations	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Nature of Operations
Nature of Operations

1. Nature of operations

TPCO Holding Corp. (“TPCO” or the “Company”) was a special purpose acquisition corporation incorporated on June 17, 2019 under the laws of the Province of British Columbia for the purpose of effecting, directly or indirectly, an acquisition of one or more businesses or assets, by way of merger, amalgamation, arrangement, share exchange, asset acquisition, share purchase, reorganization, or any other similar business combinations involving the Company (a “Qualifying Transaction”). As more fully described in the Company’s Annual Report on Form 10-K for the year ended December 31, 2021 (the “10-K”), the Company completed the Qualifying Transaction on January 15, 2021 and at which time the Company changed its name to TPCO Holding Corp.

The Company’s registered office is located at 595 Burrard Street, Suite 2600, P.O. Box 49314, Vancouver, BC, V7X 1L3, Canada, and the Company’s head office is located at 1550 Leigh Avenue, San Jose, California, 95125, United States of America. Commencing on the date of the Qualifying Transaction, the Company became integrated as a cultivator, retailer, manufacturer and distributor of adult use cannabis products through the sale to omni-channel retail and wholesale customers under the “Medical Marijuana Programs Act” and the proposition 64 “The Adult Use of Marijuana Act”.

The common shares of the Company are listed on the Aequitas NEO Exchange (“NEO”) and the OTCQX Best Market tier of the electronic over-the-counter marketplace operated by OTC Markets Groups Inc. (“OTCQX”) under the trading symbols “GRAM” and “GRAMF”, respectively. The warrants of the Company are listed on the NEO under the trading symbol “GRAM.WT.U”.

1. Nature of operations

TPCO Holding Corp. (formerly known as Subversive Capital Acquisition Corp.) (“TPCO” or the “Company”) was a special purpose acquisition corporation incorporated on June 17, 2019 under the laws of the Province of British Columbia for the purpose of effecting, directly or indirectly, an acquisition of one or more businesses or assets, by way of merger, amalgamation, arrangement, share exchange, asset acquisition, share purchase, reorganization, or any other similar business combinations involving the Company (a “Qualifying Transaction”). As more fully described in the notes to these consolidated financial statements, the Company completed the Qualifying Transaction on January 15, 2021 and at which time the Company changed its name to TPCO Holding Corp.

The Company’s registered office is located at 595 Burrard Street, Suite 2600, P.O. Box 49314, Vancouver, BC, V7X 1L3, Canada, and the Company’s head office is located at 1550 Leigh Avenue, San Jose, California, 95125, United States of America. Commencing on the date of the Qualifying Transaction, the Company became integrated as a cultivator, retailer, manufacturer and distributor of adult use cannabis products through the sale to retail and wholesale customers under the “Medical Marijuana Programs Act” and the proposition 64 “The Adult Use of Marijuana Act”.

The common shares of the Company are listed on the Aequitas NEO Exchange (“NEO”) and Over the Counter QX Market (“OTCQX”) under the trading symbols “GRAM” and “GRAMF”, respectively. The warrants of the Company are listed on the NEO under the trading symbol “GRAM.WT.U”.

The Company filed a Form 10/A that was effective on October 8, 2021 and as a result is a U.S. Securities and Exchange Commission (“SEC”) registrant.